Deferred Income Tax Assets/Liabilities - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax inflation adjustment	$ (27,101,964)	$ (4,369,780)	$ (2,537,212)
Banco Galicias [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax inflation adjustment		$ 10,578,421